CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capped Call Transactions		$ 45,338
Convertible Notes [Member]
Principal amount		$ 442,750
Coupon rate		0.00%
Maturity date		Jan. 01, 2023
Conversion rate		$ 7.0113
Carrying amount of equity component representing conversion option		$ 105,375
Effective interest rate		6.20%
Debt issuance costs		$ 11,511
Issuance costs attributable to liability component		9,602
Convertible Notes [Member] | Third Party Consultants [Member]
Debt issuance costs		1,090
Convertible Notes [Member] | Ordinary Shares [Member]
Principal amount		$ 1,000
Conversion rate		$ 142.63